Other income	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Income [Abstract]
Other income
Note 23 - Other income

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Changes in contingent consideration	33,684	12,002	-
Production delay compensation	9,542	-	-
Capital gains	9,847	-	-
Tax equity partnerships depreciations	5,440	-	-
Others	221	1,765	778

Total	58,734	13,767	778